UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            FORM 13F


                            Form 13F Cover Page

                Report for theQuarter Ended: SEPTEMBER 30, 2002

      Check here if amendment /   /  ; Amendment Number :
                                                          --------

      This Amendment (check only one):    /  /  is a restatement.
                                          /   /  adds new holdings entries.

      Institutional Investment Manager Filing this report:

      Name:                               Chapman Capital Management, Inc.
      Address:                            401 E. Pratt Street,
                                          28th Floor
                                          Baltimore, MD  21202

      Form 13F file number:  28- 4677


      The institutional investment manager filing this report and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

      Person signing this report on behalf or reporting manager:

      Name:                               Nathan A. Chapman, Jr.
      Title:                              President
      Phone:                              410-625-9656

      Signature, place, and date of signing:

      /s/ NATHAN A. CHAPMAN, JR.          BALTIMORE, MD         11/14/02
      -----------------------------       --------------------- ----------
      (Signature)                         (City, State)         (Date)




      Report type (check only one):

      / X / 13F HOLDING REPORT. (check here if all holdings of this reporting manager are reported in this report.

      / / 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

      List of other included managers reported by the Manager on this Form 13F:

      Form 13F  File  Number              Name

      NONE

      FORM 13F SUMMARY PAGE


      Report Summary:
      Number of other included managers:                         0
                                        --------------------------
      Form 13F information table entry total:                   44
                                             ---------------------
      Form 13F information table value total:             $ 76,244
                                             ---------------------
                                                       (thousands)
      List of other included Managers:
      Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed., other than the manager filing this report.

      No. Form 13F File Number Name

      NONE


                                     FORM 13F INFORMATION TABLE
                                 TITLE
                                 -----                                         SHARES/PRN   INVESTMENT        VOTING AUTHORITY
     NAME OF ISSUER             OF CLASS    CUSIP          VALUE        AMT     SH/PRN      DSCRETN   MGRS   SOLE    SHARE    NONE
     ------------------------------------------------------------------------------------------------------------------------------



     1 Advent Software               CS    007974108       1,551,475    135,500  SH          SOLE            135,500

     2 Aetna Inc New Com             CS    00817y108           3,581        100  SH          SOLE                100

     3 Autodesk Inc.                 CS    052769106       3,191,269    251,876  SH          SOLE            251,876

     4 Carver Bancorp, Inc.          CS    146875109          49,500      5,000  SH          SOLE              5,000

     5 Computer Associate Int'l      CS    204912109       1,440,000    150,000  SH          SOLE            150,000

     6 Dem Equity Fund               CS    159515303          15,267      1,304  SH          SOLE              1,304

     7 Doral Financial Corp.         CS    25811p100       5,235,966    216,900  SH          SOLE            216,900

     8 Echapman Com Inc Com          CS    26830q103          21,349    304,982  SH          SOLE            304,982

     9 Electronics Boutq Hldg Com    CS    286045109       2,556,968     93,150  SH          SOLE             93,150

    10 Ethan Allen Interiors, Inc.   CS    297602104       5,462,368    168,800  SH          SOLE            168,800

    11 First Horizon Pharmace Com    CS    32051k106         726,030    134,450  SH          SOLE            134,450

    12 Firstbank Puerto Rico         CS    318672102       3,087,720     81,000  SH          SOLE             81,000

    13 General Electric Co.          CS    369604103          51,765      2,100  SH          SOLE              2,100

    14 General Motors                CS    370442105           7,347        189  SH          SOLE                189

    15 General Mtrs Corp Cl H New    CS    370442832           1,839        201  SH          SOLE                201

    16 Golden West Finl Del Com      CS    381317106       6,898,871    110,950  SH          SOLE            110,950

    17 Home Depot Inc.               CS    437076102          29,374      1,125  SH          SOLE              1,125

    18 Icu Medical Inc.              CS    44930g107       3,542,440     97,000  SH          SOLE             97,000

    19 Informatica Corp Com          CS    45666Q102         237,150     76,500  SH          SOLE             76,500

    20 Intel Corporation             CS    458140100          55,560      4,000  SH          SOLE              4,000

    21 International Bncshrs Com     CS    459044103       1,177,550     30,279  SH          SOLE             30,279

    22 Lattice Semiconductor Corp    CS    518415104       1,411,940    227,000  SH          SOLE            227,000

    23 Lifepoint Hospitals Com       CS    53219L109       3,196,770    102,500  SH          SOLE            102,500

    24 Mastec Inc.                   CS    576323109       1,183,795    366,500  SH          SOLE            366,500

    25 Mbna Corp                     CS    55262L100         175,253      9,535  SH          SOLE              9,535

    26 Microsoft                     CS    594918104         122,472      2,800  SH          SOLE              2,800

    27 Movado Group, Inc.            CS    624580106       1,340,625     82,500  SH          SOLE             82,500

    28 Netiq Corp Com                CS    64115p102       1,384,750     95,500  SH          SOLE             95,500

    29 Nike Inc. Class 'B'           CS    654106103          86,360      2,000  SH          SOLE              2,000

    30 Nvidia Corp.                  CS    67066G104       1,896,040    221,500  SH          SOLE            221,500

    31 Option Care Inc Com           CS    683948103       1,292,104    146,000  SH          SOLE            146,000

    32 Oriental Financial Group, Inc CS    68618w100       2,448,512    111,296  SH          SOLE            111,296

    33 Pediatrix Medical Group       CS    705324101       5,289,993    170,700  SH          SOLE            170,700

    34 Popular Inc.                  CS    733174106       5,125,520    162,200  SH          SOLE            162,200

    35 Province Healthcare Co Com    CS    743977100       2,126,600    124,000  SH          SOLE            124,000

    36 R & G Financial Corp Cl B     CS    749136107       4,167,620    191,000  SH          SOLE            191,000

    37 Renaissance Learning Com      CS    75968L105       1,918,350    135,000  SH          SOLE            135,000

    38 Schering Plough               CS    806605101         149,288      7,002  SH          SOLE              7,002

    39 Solectron Corp                CS    834182107         649,036    307,600  SH          SOLE            307,600

    40 Southwest Airlines Co.        CS    844741108          33,068      2,532  SH          SOLE              2,532

    41 Texas Instrument              CS    882508104         147,700     10,000  SH          SOLE             10,000

    42 Univision Communications Inc. CS    914906102       3,506,640    153,800  SH          SOLE            153,800

    43 Webex Inc Com                 CS    94767l109         599,784     53,600  SH          SOLE             53,600

    44 Wet Seal Inc                  CS    961840105       2,649,128    264,913  SH          SOLE            264,913
